Schedule of Investments at Amortized Cost and Fair Value (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Other Long-term Investments | Equity Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Available-for-sale investments, cost or amortized cost			¥ 527,596	¥ 322,269
Available-for-sale investments, gross unrealized gains (losses)			(31,084)	(45,304)
Available-for-sale investments noncurrent, fair value		$ 71,513	496,512	276,965
Other Long-term Investments | Fixed-rate Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Long-term held-to-maturities investments, cost or amortized cost				1,838,953
Held-to-maturity investments, gross unrecognized holding losses				(32,507)
Held-to-maturity investments, fair value				1,806,446
Short-term Investments | Equity Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Available-for-sale investments, cost or amortized cost			32,899	600,543
Available-for-sale investments, gross unrealized gains (losses)				142,075
Available-for-sale investments, gross unrealized losses			(4,112)
Available-for-sale investments current, fair value		4,146	28,787	742,618
Short-term Investments | Fixed-rate Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Short-term held-to-maturity investments, cost or amortized cost			41,802,170	36,942,840
Held-to-maturity investments, gross unrecognized holding gains			70,018	197,848
Held-to-maturity investments, gross unrecognized holding losses			(3,547)	(6,592)
Held-to-maturity investments, fair value		6,030,339	41,868,641	37,134,096
Available-for-sale investments, cost or amortized cost			14,352,711	6,872,077
Available-for-sale investments, gross unrealized gains			31,197
Available-for-sale investments, gross unrealized gains (losses)				86,322
Available-for-sale investments, gross unrealized losses			(6,052)
Available-for-sale investments current, fair value		2,070,842	14,377,856	6,958,399
Short-term Investments | Adjustable-rate Debt Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Available-for-sale investments, cost or amortized cost			14,673,620	13,137,500
Available-for-sale investments, gross unrealized gains			313,196
Available-for-sale investments, gross unrealized gains (losses)				187,885
Available-for-sale investments current, fair value		2,158,550	14,986,816	¥ 13,325,385
Trading Securities
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Trading securities, cost or amortized cost			7,685,697
Trading securities, gross unrealized gains	¥ 61,739
Trading securities, fair value		$ 1,115,863	¥ 7,747,436